UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

 /s/       John B. Cooper     Armonk, NY     February 12, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $56,131 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162q866      338    21200 SH       SOLE                    21200        0        0
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156      215    15585 SH       SOLE                    15585        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     3155    89385 SH       SOLE                    89385        0        0
APACHE CORP                    COM              037411105     1527    19450 SH       SOLE                    19450        0        0
BARRICK GOLD CORP              COM              067901108     1194    34100 SH       SOLE                    34100        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2126   127900 SH       SOLE                   127900        0        0
CONOCOPHILLIPS                 COM              20825c104     2759    47584 SH       SOLE                    47584        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1138    21860 SH       SOLE                    21860        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2882    84262 SH       SOLE                    84262        0        0
INTEL CORP                     COM              458140100     2475   120015 SH       SOLE                   120015        0        0
ISHARES INC                    MSCI TAIWAN      464286731      458    33650 SH       SOLE                    33650        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184      718    17750 SH       SOLE                    17750        0        0
ISHARES TR                     S&P 500 VALUE    464287408      664    10000 SH       SOLE                    10000        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456b119       73    19200 SH       SOLE                    19200        0        0
KINDER MORGAN INC DEL          COM              49456b101      444    12560 SH       SOLE                    12560        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100     4794   103350 SH       SOLE                   103350        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060u589     1616    81650 SH       SOLE                    81650        0        0
MARKET VECTORS ETF TR          OIL SVCS ETF     57060u191      324     8400 SH       SOLE                     8400        0        0
MARKET VECTORS ETF TR          SEMICONDUCTOR    57060u233     2509    77600 SH       SOLE                    77600        0        0
MEDTRONIC INC                  COM              585055106     1411    34400 SH       SOLE                    34400        0        0
MICROSOFT CORP                 COM              594918104     2782   104155 SH       SOLE                   104155        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103      764    52850 SH       SOLE                    52850        0        0
NEWS CORP                      CL B             65248e203      565    21550 SH       SOLE                    21550        0        0
PFIZER INC                     COM              717081103     1487    59277 SH       SOLE                    59277        0        0
PHILLIPS 66                    COM              718546104     1181    22242 SH       SOLE                    22242        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101      235     7500 SH       SOLE                     7500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4335    60700 SH       SOLE                    60700        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     2690   164150 SH       SOLE                   164150        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369y803      202     7000 SH       SOLE                     7000        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464a763     2292    39400 SH       SOLE                    39400        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464a730      508     9400 SH       SOLE                     9400        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      249     8750 SH       SOLE                     8750        0        0
TRANSCANADA CORP               COM              89353d107      591    12500 SH       SOLE                    12500        0        0
UNITED STATES STL CORP NEW     COM              912909108     3293   138070 SH       SOLE                   138070        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     1443    26600 SH       SOLE                    26600        0        0
VALERO ENERGY CORP NEW         COM              91913y100     2202    64550 SH       SOLE                    64550        0        0
VIMICRO INTL CORP              ADR              92718n109       13    10500 SH       SOLE                    10500        0        0
WISDOMTREE TRUST               JAPN HEDGE EQT   97717w851      479    12990 SH       SOLE                    12990        0        0